Investments in Associates - Insurance and reinsurance associates and joint ventures (Details)		12 Months Ended
	Dec. 26, 2023	Dec. 31, 2022
Insurance and reinsurance companies | Gulf Insurance
Investments in Associates
Ownership percentage	90.00%	43.70%